UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21918
                                                     ---------

                        OPPENHEIMER ABSOLUTE RETURN FUND
                        --------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                         Date of fiscal year end: MAY 31
                                                  ------

                      Date of reporting period: 05/31/2007
                                                ----------

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Diversified Financial Services                                              8.0%
--------------------------------------------------------------------------------
Metals & Mining                                                             4.9
--------------------------------------------------------------------------------
Insurance                                                                   4.8
--------------------------------------------------------------------------------
Oil & Gas                                                                   4.0
--------------------------------------------------------------------------------
Commercial Banks                                                            3.5
--------------------------------------------------------------------------------
Real Estate Investment Trusts                                               3.2
--------------------------------------------------------------------------------
Capital Markets                                                             2.0
--------------------------------------------------------------------------------
Multi-Utilities & Unregulated Power                                         1.9
--------------------------------------------------------------------------------
Electric Utilities                                                          1.9
--------------------------------------------------------------------------------
Diversified Telecommunication Services                                      1.6

Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2007, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
iShares MSCI Australia Index Fund                                           1.0%
--------------------------------------------------------------------------------
Financial Select Sector SPDR Fund                                           1.0
--------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                              1.0
--------------------------------------------------------------------------------
iShares MSCI Belgium Index Fund                                             1.0
--------------------------------------------------------------------------------
iShares MSCI Netherlands Index Fund                                         1.0
--------------------------------------------------------------------------------
iShares MSCI Italy Index Fund                                               1.0
--------------------------------------------------------------------------------
Utilities Select Sector SPDR Fund                                           1.0
--------------------------------------------------------------------------------
iShares MSCI Sweden Index Fund                                              1.0
--------------------------------------------------------------------------------
Leighton Holdings Ltd.                                                      0.5
--------------------------------------------------------------------------------
Marathon Oil Corp.                                                          0.5

Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2007, and are based on net assets.

--------------------------------------------------------------------------------


                      5 | OPPENHEIMER ABSOLUTE RETURN FUND

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TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PORTFOLIO ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Stocks                                         54.8%
Cash Equivalents                               23.6
Bonds and Notes                                21.6

Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2007, and are based on the total market value of investments.

--------------------------------------------------------------------------------


                      6 | OPPENHEIMER ABSOLUTE RETURN FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS PERIOD ENDED MAY 31, 2007, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE. From the inception date of the Fund on March 5, 2007, stock prices resumed their upward momentum, helped by continued strong economic growth and measured inflation worldwide. Germany's economy has continued to expand impressively following many years of slow growth, while other European countries have begun to implement corporate tax cuts and other pro-growth policies. Many emerging economies--most notably, China and India--continued to see particularly strong expansions. Elsewhere in Asia, Japan's economy and stock market remained somewhat more subdued during the reporting period, turning in mostly flat performance. Another positive for U.S. investors in foreign companies was the dollar's continued weakening relative to the Euro, Pound and other European currencies. These moves boosted the performance of European-based equities.

      The U.S. economic slowdown stemmed primarily from weakness in the housing sector, which began to soften after a long stretch of rising home values. In addition, generally poor business conditions in the automotive industry contributed to the economic slowdown. Yet, employment levels generally remained high and the economy continued to create new jobs during the reporting period, indicating that a full-blown recession was unlikely. At the same time, the robust labor market and volatile energy prices helped to stoke inflation concerns, which remained stubbornly above the Federal Reserve (the "Fed's") "comfort zone" throughout the reporting period. The "tug-of-war" between a slowing economy and persistent inflationary pressures caused many analysts to conclude by the end of the reporting period that the Fed would remain on hold for some time.

      The Fund's investment objective is to seek total return. The Fund generally applies a theme of multi-strategy, market neutral investing and allocating capital to different investment strategies involving stocks, bonds, and derivative instruments. By employing different strategies, the Fund seeks to bring about a diversification effect that enables the Fund to seek to produce stable returns with low correlation with major asset markets, including equities, bonds, and currencies. The Fund uses proprietary quantitative models to determine the selection and allocation of the securities in the portfolio. The Fund may use derivative instruments and shorting securities in seeking its objective.


                      7 | OPPENHEIMER ABSOLUTE RETURN FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

The core set of investment strategies of the Fund include:

EQUITY STRATEGIES: The Fund primarily owns common stocks of U.S. and foreign companies with large market capitalization. The Fund also holds equity index futures and currency forwards to hedge the equity and currency risk exposure. The positions enable the Fund to capture relative performance between the stocks and the market indices.

BOND STRATEGIES: The Fund owns intermediate and long-term government bonds issued by U.S. and foreign governments and money market instruments. At the same time, the Fund may hold interest futures and currency forwards to hedge the interest rate and currency risk exposure.

CURRENCY STRATEGIES: The Fund owns a combination of currency forwards and money market instruments. These positions enable the Fund to capture relative performance sourced from different foreign money market instruments and currencies.

OTHER STRATEGIES: The Fund owns insurance-linked bonds as well as exchange-traded funds that are linked to equity industry sectors or country equity indices. The ETF positions are hedged with equity index futures to enable the Fund to capture relative performance between sectors, country equity markets and market indices.

TACTICAL ASSET ALLOCATION STRATEGIES: The Fund also manages the level of the derivative hedges to opportunistically take advantage of major market moves in equities, bonds, and currencies.

Nearly all of our strategies helped bring positive returns to the Fund. The key contributors included our currency and tactical asset allocation strategies because the best sources of returns during this period of evaluation have come from the modest levels of market timing that the Fund engages in. Specifically, we benefited from making the right call on the direction of equities (bullish), high yielding currencies (bullish), and interest rates (bearish).

      At the same time, we also benefited from our exposure to insurance-linked bonds as investors continued to demonstrate strong appetite for the bonds. Conversely, we experienced modest gains from our U.S. equity strategies and losses from several of our international equity strategies because many of our stock picks did not out-perform the indices that we used to hedge the stock positions.


                      8 | OPPENHEIMER ABSOLUTE RETURN FUND

NOTES
--------------------------------------------------------------------------------

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 3/5/07. Class A returns include the current maximum initial sales charge of 5.75%.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                      9 | OPPENHEIMER ABSOLUTE RETURN FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples for Actual Expenses are based on an investment of $1,000.00 invested at the beginning of the period, March 5, 2007 (commencement of operations) and held for the period ended May 31, 2007.

The Hypothetical Examples for Comparison Purposes are based on an investment of $1,000.00 invested on December 1, 2006 and held for the six months ended May 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                      10 | OPPENHEIMER ABSOLUTE RETURN FUND

--------------------------------------------------------------------------------

                                            ENDING       EXPENSES
                               BEGINNING    ACCOUNT      PAID DURING
                               ACCOUNT      VALUE        PERIOD ENDED
                               VALUE        (5/31/07)    MAY 31, 2007 1, 2
--------------------------------------------------------------------------
Class A Actual                 $ 1,000.00   $ 1,015.70   $ 3.94
--------------------------------------------------------------------------
Class A Hypothetical             1,000.00     1,016.85     8.18

Hypothetical assumes 5% annual return before expenses.

1. Actual expenses paid are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 88/365 [to reflect the period from March 5, 2007 (commencement of operations) to May 31, 2007].

2. Hypothetical expenses paid are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The expense ratio for the period from March 5, 2007 (commencement of operations) to May 31, 2007, excluding indirect expenses from affiliated fund is as follows:

CLASS        EXPENSE RATIOS
---------------------------
Class A           1.62%

The expense ratio reflects reduction to custodian fees and voluntary waiver or reimbursement by the Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratio, without such reductions, waivers or reimbursements.

--------------------------------------------------------------------------------


                      11 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF INVESTMENTS  May 31, 2007
--------------------------------------------------------------------------------

                                                                          VALUE
                                                            SHARES   SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--54.6%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--5.0%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.4%
Cie Generale des Etablissements Michelin, B Shares             612   $   80,174
--------------------------------------------------------------------------------
AUTOMOBILES--0.7%
Volkswagen AG                                                  510       77,160
--------------------------------------------------------------------------------
Volkswagen AG, Preference                                      762       74,509
                                                                     -----------
                                                                        151,669

--------------------------------------------------------------------------------
DISTRIBUTORS--0.4%
Pacific Brands Ltd.                                         28,500       81,654
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.8%
Compass Group plc                                           10,700       79,876
--------------------------------------------------------------------------------
Punch Taverns plc                                            3,000       79,838
                                                                     -----------
                                                                        159,714

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.4%
Haseko Corp. 1                                              23,500       73,355
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.4%
Mattel, Inc.                                                 2,683       75,151
--------------------------------------------------------------------------------
MEDIA--0.7%
PagesJaunes Groupe SA                                        3,331       71,264
--------------------------------------------------------------------------------
Vivendi SA                                                   1,877       81,779
                                                                     -----------
                                                                        153,043

--------------------------------------------------------------------------------
MULTILINE RETAIL--0.8%
Big Lots, Inc. 1                                             2,406       75,789
--------------------------------------------------------------------------------
Mitsukoshi Ltd.                                             16,000       80,348
                                                                     -----------
                                                                        156,137

--------------------------------------------------------------------------------
SPECIALTY RETAIL--0.4%
RadioShack Corp.                                             2,640       90,130
--------------------------------------------------------------------------------
CONSUMER STAPLES--1.6%
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.2%
Aeon Co. Ltd.                                                4,700       88,206
--------------------------------------------------------------------------------
J Sainsbury plc                                              6,800       75,134
--------------------------------------------------------------------------------
SUPERVALU, Inc.                                              1,670       79,559
                                                                     -----------
                                                                        242,899

--------------------------------------------------------------------------------
TOBACCO--0.4%
Altria Group, Inc.                                           1,120       79,632


                      12 | OPPENHEIMER ABSOLUTE RETURN FUND

                                                                          VALUE
                                                            SHARES   SEE NOTE 1
--------------------------------------------------------------------------------
ENERGY--4.0%
--------------------------------------------------------------------------------
OIL & GAS--4.0%
Anadarko Petroleum Corp.                                     1,698   $   84,306
--------------------------------------------------------------------------------
Chesapeake Energy Corp.                                      2,179       75,960
--------------------------------------------------------------------------------
Chevron Corp.                                                  983       80,105
--------------------------------------------------------------------------------
ConocoPhillips                                               1,114       86,257
--------------------------------------------------------------------------------
Hess Corp.                                                   1,356       80,302
--------------------------------------------------------------------------------
Marathon Oil Corp.                                             756       93,600
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                                   1,510       83,005
--------------------------------------------------------------------------------
Sunoco, Inc.                                                 1,001       79,790
--------------------------------------------------------------------------------
Valero Energy Corp.                                          1,062       79,246
--------------------------------------------------------------------------------
XTO Energy, Inc.                                             1,390       80,634
                                                                     -----------
                                                                        823,205

--------------------------------------------------------------------------------
FINANCIALS--22.3%
--------------------------------------------------------------------------------
CAPITAL MARKETS--2.0%
CI Financial Income Fund                                     3,000       82,713
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                352       81,249
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                      850       78,821
--------------------------------------------------------------------------------
Morgan Stanley                                                 922       78,407
--------------------------------------------------------------------------------
SBI Holdings, Inc.                                             243       77,972
                                                                     -----------
                                                                        399,162

--------------------------------------------------------------------------------
COMMERCIAL BANKS--3.5%
Bank of Montreal                                             1,200       79,835
--------------------------------------------------------------------------------
BNP Paribas SA                                                 670       81,299
--------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce                             900       86,390
--------------------------------------------------------------------------------
Credit Agricole SA                                           1,840       75,958
--------------------------------------------------------------------------------
National City Corp.                                          2,162       74,784
--------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                           1,044       77,047
--------------------------------------------------------------------------------
Resona Holdings, Inc.                                           34       85,043
--------------------------------------------------------------------------------
Royal Bank of Canada                                         1,500       81,731
--------------------------------------------------------------------------------
Societe Generale, Cl. A                                        370       72,084
                                                                     -----------
                                                                        714,171

--------------------------------------------------------------------------------
CONSUMER FINANCE--0.8%
Brightside Group plc 1                                      75,190       78,909
--------------------------------------------------------------------------------
Takefuji Corp.                                               2,270       83,749
                                                                     -----------
                                                                        162,658


                      13 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                            SHARES   SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--8.0%
Consumer Discretionary Select Sector SPDR Fund               5,110   $  204,911
--------------------------------------------------------------------------------
Financial Select Sector SPDR Fund                            5,424      205,570
--------------------------------------------------------------------------------
iShares MSCI Australia Index Fund                            7,451      207,883
--------------------------------------------------------------------------------
iShares MSCI Belgium Index Fund                              7,260      203,643
--------------------------------------------------------------------------------
iShares MSCI Italy Index Fund                                5,602      200,552
--------------------------------------------------------------------------------
iShares MSCI Netherlands Index Fund                          6,610      202,332
--------------------------------------------------------------------------------
iShares MSCI Sweden Index Fund                               5,450      199,525
--------------------------------------------------------------------------------
Utilities Select Sector SPDR Fund                            4,786      200,246
                                                                     -----------
                                                                      1,624,662

--------------------------------------------------------------------------------
INSURANCE--4.8%
ACE Ltd.                                                     1,276       78,563
--------------------------------------------------------------------------------
Allstate Corp.                                               1,231       75,707
--------------------------------------------------------------------------------
Chubb Corp.                                                  1,420       77,915
--------------------------------------------------------------------------------
Cincinnati Financial Corp.                                   1,695       76,987
--------------------------------------------------------------------------------
Fairfax Financial Holdings Ltd.                                300       60,597
--------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                  751       77,481
--------------------------------------------------------------------------------
Loews Corp.                                                  1,625       82,924
--------------------------------------------------------------------------------
MBIA, Inc.                                                   1,110       73,871
--------------------------------------------------------------------------------
Muenchener Rueckversicherungs-Gesellschaft AG                  434       81,405
--------------------------------------------------------------------------------
Royal & Sun Alliance Insurance Group plc                    23,342       73,166
--------------------------------------------------------------------------------
Safeco Corp.                                                 1,205       75,614
--------------------------------------------------------------------------------
Travelers Cos., Inc. (The)                                   1,414       76,596
--------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                         979       79,847
                                                                     -----------
                                                                        990,673

--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--3.2%
Boston Properties, Inc.                                        660       76,349
--------------------------------------------------------------------------------
CFS Retail Property Trust                                   41,600       83,271
--------------------------------------------------------------------------------
Commonwealth Property Office Fund                           65,200       90,479
--------------------------------------------------------------------------------
DB RREEF Trust                                              53,000       86,456
--------------------------------------------------------------------------------
Gecina SA 1                                                    410       74,300
--------------------------------------------------------------------------------
ING Industrial Fund                                         38,700       77,870
--------------------------------------------------------------------------------
Macquarie Office Trust                                      59,000       82,821
--------------------------------------------------------------------------------
Multiplex Group                                             20,000       81,480
                                                                     -----------
                                                                        653,026


                      14 | OPPENHEIMER ABSOLUTE RETURN FUND

                                                                        VALUE
                                                      SHARES       SEE NOTE 1
------------------------------------------------------------------------------
HEALTH CARE--1.5%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--0.4%
MedImmune, Inc. 1                                      1,360   $         78,717
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.3%
SSL International plc                                  8,930             74,841
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.4%
CIGNA Corp.                                              500             83,815
--------------------------------------------------------------------------------
PHARMACEUTICALS--0.4%
Biovail Corp.                                          3,200             77,786
--------------------------------------------------------------------------------
INDUSTRIALS--4.8%
--------------------------------------------------------------------------------
AIRLINES--0.7%
British Airways plc 1                                  7,670             71,638
--------------------------------------------------------------------------------
Deutsche Lufthansa AG                                  2,577             74,204
                                                               -----------------
                                                                        145,842

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.1%
Aggreko plc                                            6,908             77,666
--------------------------------------------------------------------------------
Michael Page International plc                         6,750             76,252
--------------------------------------------------------------------------------
Serco Group plc                                        7,830             73,762
                                                               -----------------
                                                                        227,680

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.8%
Leighton Holdings Ltd.                                 2,647             98,029
--------------------------------------------------------------------------------
Okumura Corp.                                         14,000             69,866
                                                               -----------------
                                                                        167,895

--------------------------------------------------------------------------------
MACHINERY--1.6%
Charter plc 1                                          3,730             76,561
--------------------------------------------------------------------------------
Cummins, Inc.                                            850             80,096
--------------------------------------------------------------------------------
Paccar, Inc.                                             893             77,896
--------------------------------------------------------------------------------
Terex Corp. 1                                            965             81,803
                                                               -----------------
                                                                        316,356

--------------------------------------------------------------------------------
ROAD & RAIL--0.2%
Stagecoach Group plc                                  13,390             48,984
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.4%
Societe des Autoroutes Paris-Rhin-Rhone                  781             79,719
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--1.5%
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.4%
Mitsumi Electric Co. Ltd.                              2,300             73,285


                      15 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.4%
Hitachi Ltd.                                          10,000   $         73,749
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.4%
Sumco Corp.                                            1,800             87,211
--------------------------------------------------------------------------------
SOFTWARE--0.3%
Nintendo Co. Ltd.                                        200             69,926
--------------------------------------------------------------------------------
MATERIALS--7.7%
--------------------------------------------------------------------------------
CHEMICALS--1.6%
BASF AG                                                  649             80,296
--------------------------------------------------------------------------------
Dainippon Ink & Chemicals, Inc.                       21,000             77,276
--------------------------------------------------------------------------------
Hercules, Inc. 1                                       4,080             76,826
--------------------------------------------------------------------------------
Methanex Corp.                                         3,200             83,470
                                                               -----------------
                                                                        317,868

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.8%
Sumitomo Osaka Cement Co. Ltd.                        27,000             79,425
--------------------------------------------------------------------------------
Vulcan Materials Co.                                     662             79,235
                                                               -----------------
                                                                        158,660

--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.4%
Temple-Inland, Inc.                                    1,283             80,829
--------------------------------------------------------------------------------
METALS & MINING--4.9%
Algoma Steel, Inc. 1                                   1,600             83,770
--------------------------------------------------------------------------------
Allegheny Technologies, Inc.                             704             81,375
--------------------------------------------------------------------------------
BlueScope Steel Ltd.                                   7,800             71,499
--------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B            1,124             88,459
--------------------------------------------------------------------------------
Nucor Corp.                                            1,196             80,778
--------------------------------------------------------------------------------
Salzgitter AG                                            470             89,676
--------------------------------------------------------------------------------
Sumitomo Metal Mining Co.                              4,000             91,208
--------------------------------------------------------------------------------
Teck Cominco Ltd., Cl. B                               2,000             84,518
--------------------------------------------------------------------------------
ThyssenKrupp AG                                        1,434             83,355
--------------------------------------------------------------------------------
United States Steel Corp.                                742             83,965
--------------------------------------------------------------------------------
Xstrata plc                                            1,479             85,489
--------------------------------------------------------------------------------
Zinifex Ltd.                                           5,700             83,070
                                                               -----------------
                                                                      1,007,162


                      16 | OPPENHEIMER ABSOLUTE RETURN FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.6%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.6%
BCE, Inc.                                              2,300   $         84,874
--------------------------------------------------------------------------------
Cable & Wireless plc                                  20,990             82,173
--------------------------------------------------------------------------------
Deutsche Telekom AG                                    4,219             78,227
--------------------------------------------------------------------------------
France Telecom SA 1                                    2,641             81,129
                                                               -----------------
                                                                        326,403

--------------------------------------------------------------------------------
UTILITIES--4.6%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.9%
Duke Energy Corp.                                      3,721             72,708
--------------------------------------------------------------------------------
Entergy Corp.                                            664             74,966
--------------------------------------------------------------------------------
FPL Group, Inc.                                        1,197             76,524
--------------------------------------------------------------------------------
PPL Corp.                                              1,730             79,511
--------------------------------------------------------------------------------
Tokyo Electric Power Corp.                             2,300             76,793
                                                               -----------------
                                                                        380,502

--------------------------------------------------------------------------------
ENERGY TRADERS--0.8%
Constellation Energy Group, Inc.                         837             76,811
--------------------------------------------------------------------------------
International Power plc                                8,855             79,830
                                                               -----------------
                                                                        156,641

--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.9%
CenterPoint Energy, Inc.                               3,999             75,701
--------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                    880             78,267
--------------------------------------------------------------------------------
RWE AG                                                   729             82,200
--------------------------------------------------------------------------------
RWE AG, Preference, Non-Vtg.                             788             83,784
--------------------------------------------------------------------------------
Suez SA                                                1,350             77,655
                                                               -----------------
                                                                        397,607
                                                               -----------------
Total Common Stocks (Cost $10,389,906)                               11,142,593


                      17 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--6.3%
--------------------------------------------------------------------------------
U.S. Treasury Bonds, 4.75%, 2/15/37 2          $     980,000   $        940,418
--------------------------------------------------------------------------------
U.S. Treasury Nts., 4.625%, 2/15/17                  365,000            357,273
                                                               -----------------
Total U.S. Government Obligations
(Cost $1,364,206)                                                     1,297,691

--------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--5.2%
--------------------------------------------------------------------------------
Germany (Federal Republic of) Bonds,
Series 06, 3.75%, 1/4/17 [EUR]                       370,000            473,608
--------------------------------------------------------------------------------
Japan (Government of) Bonds, 10 yr.,
Series 285, 1.70%, 3/20/17 [JPY]                  44,100,000            361,153
--------------------------------------------------------------------------------
United Kingdom Treasury Bonds, 4%, 9/7/16 [GBP]      130,000            234,264
                                                               -----------------
Total Foreign Government Obligations
(Cost $1,096,667)                                                     1,069,025

--------------------------------------------------------------------------------
STRUCTURED NOTES--9.9%
--------------------------------------------------------------------------------
Cascadia Ltd. Catastrophe Linked
Nts., 8.465%, 6/13/08 3,4                            250,000            249,765
--------------------------------------------------------------------------------
Champlain Ltd. Catastrophe Linked Nts.,
Series A, 18.10%, 1/7/09 3,4                         250,000            250,725
--------------------------------------------------------------------------------
Eurus Ltd. Catastrophe Linked Nts.,
11.605%, 4/8/09 4,5                                  250,000            252,875
--------------------------------------------------------------------------------
Successor Euro Wind Ltd. Catastrophe Linked
Nts., Series A-I, 22.846%, 6/6/08 4,5                250,000            255,975
--------------------------------------------------------------------------------
Successor Japan Quake Ltd. Catastrophe Linked
Nts., Series A-I, 9.596%, 6/6/08 3,4                 250,000            253,088
--------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Akibare Ltd.
Catastrophe Linked Nts.,
Cl. A, 8.31%, 5/22/12 3,4                            250,000            250,025
--------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Redwood Capital
VII I Catastrophe Linked Nts.,
10.60%, 1/9/08 3,4                                   250,000            250,755
--------------------------------------------------------------------------------
VASCO Re 2006 Ltd. Catastrophe Linked
Nts., 13.848%, 6/5/09 3,4                            250,000            252,600
                                                               -----------------
Total Structured Notes (Cost $2,020,221)                              2,015,808

--------------------------------------------------------------------------------
SHORT-TERM NOTES--22.8%
--------------------------------------------------------------------------------
U.S. Treasury Bills, 4.96%, 6/7/07 6
(Cost $4,656,148)                                  4,660,000          4,656,148

                                                      SHARES
--------------------------------------------------------------------------------

INVESTMENTS IN AFFILIATED COMPANIES--0.7%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund,
Cl. E, 5.29% 7,8
(Cost $136,660)                                      136,660            136,660

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $19,663,808)          99.5%        20,317,925
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                          0.5             94,122
                                               ---------------------------------


NET ASSETS                                             100.0%  $     20,412,047
                                               =================================



                      18 | OPPENHEIMER ABSOLUTE RETURN FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

EUR   Euro
GBP   British Pound Sterling
JPY   Japanese Yen

1. Non-income producing security.

2. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $455,810. See Note 6 of accompanying Notes.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,506,958 or 7.38% of the Fund's net assets as of May 31, 2007.

4. Represents the current interest rate for a variable or increasing rate security.

5. Illiquid security. The aggregate value of illiquid securities as of May 31, 2007 was $508,850, which represents 2.49% of the Fund's net assets. See Note 8 of accompanying Notes.

6. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of accompanying Notes.

7. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2007 by virtue of the Fund, owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                             SHARES
                                                    SINCE INCEPTION        GROSS        GROSS         SHARES
                                                      MARCH 5, 2007    ADDITIONS   REDUCTIONS   MAY 31, 2007
------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E               --   29,857,552   29,720,892        136,660

                                                                                        VALUE       DIVIDEND
                                                                                   SEE NOTE 1         INCOME
------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                 $  136,660      $   9,263

8. Rate shown is the 7-day yield as of May 31, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      19 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF ASSETS AND LIABILITIES  May 31, 2007
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $19,527,148)                                                         $   20,181,265
Affiliated companies (cost $136,660)                                                                     136,660
                                                                                                  ---------------
                                                                                                      20,317,925
-----------------------------------------------------------------------------------------------------------------
Cash                                                                                                      91,787
-----------------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                                     25,404
-----------------------------------------------------------------------------------------------------------------
Swaps, at value                                                                                            4,273
-----------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                                                   102,430
Futures margins                                                                                           14,576
Closed foreign currency contracts                                                                          4,177
Other                                                                                                      1,208
                                                                                                  ---------------
Total assets                                                                                          20,561,780

-----------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                                      4,039
-----------------------------------------------------------------------------------------------------------------
Swaps, at value                                                                                          114,978
-----------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Legal, auditing and other professional fees                                                               21,150
Custodian fees                                                                                               750
Trustees' compensation                                                                                       744
Registration and filing fees                                                                                 617
Other                                                                                                      7,455
                                                                                                  ---------------
Total liabilities                                                                                        149,733

-----------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                        $   20,412,047
                                                                                                  ===============

-----------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                        $          670
-----------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                            20,072,303
-----------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                          (37,768)
-----------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                            89,185
-----------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                                        287,657
                                                                                                  ---------------
NET ASSETS                                                                                        $   20,412,047
                                                                                                  ===============

-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $20,412,047 and
670,000 shares of beneficial interest outstanding)                                                $        30.47
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)   $        32.33

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      20 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF OPERATIONS  For the Period Ended May 31, 2007 1
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------
Interest                                                                                          $      109,616
-----------------------------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $6,204)                                       89,336
Affiliated companies                                                                                       9,263
                                                                                                  ---------------
Total investment income                                                                                  208,215

-----------------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------------
Management fees                                                                                           48,300
-----------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                               27,000
-----------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                       744
-----------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                  105
-----------------------------------------------------------------------------------------------------------------
Other                                                                                                      3,035
                                                                                                  ---------------
Total expenses                                                                                            79,184
Less reduction to custodian expenses                                                                          (7)
Less waivers and reimbursements of expenses                                                                 (201)
                                                                                                  ---------------
Net expenses                                                                                              78,976

-----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                    129,239

-----------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                                                              481,757
Closing and expiration of futures contracts                                                              (84,595)
Foreign currency transactions                                                                            125,857
Swap contracts                                                                                          (627,868)
                                                                                                  ---------------
Net realized loss                                                                                       (104,849)
-----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                              641,058
Translation of assets and liabilities denominated in foreign currencies                                   27,535
Futures contracts                                                                                       (270,231)
Swap contracts                                                                                          (110,705)
                                                                                                  ---------------
Net change in unrealized appreciation                                                                    287,657

-----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              $      312,047
                                                                                                  ===============

1. For the period from March 5, 2007 (commencement of operations) to May 31,
2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      21 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

PERIOD ENDED MAY 31,                                                                                               2007 1
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                    $      129,239
-------------------------------------------------------------------------------------------------------------------------
Net realized loss                                                                                              (104,849)
-------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                                           287,657
                                                                                                         ----------------
Net increase in net assets resulting from operations                                                            312,047

-------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions                                   20,000,000

-------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
Total increase                                                                                               20,312,047
-------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                             100,000 2
                                                                                                         ----------------
End of period (including accumulated net investment loss of $37,768 for the period ended May 31, 2007)   $   20,412,047
                                                                                                         ================

1. For the period from March 5, 2007 (commencement of operations) to May 31,
2007.

2. Reflects the value of the manager's initial seed money on August 21, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      22 | OPPENHEIMER ABSOLUTE RETURN FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                         CLASS A
PERIOD ENDED MAY 31,                                                                                        2007 1
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                $      30.00
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                                      .20
Net realized and unrealized gain                                                                             .27
                                                                                                    -------------------
Total from investment operations                                                                             .47
-----------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                                                      $      30.47
                                                                                                    ===================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                                          1.57%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                                            $     20,412
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                                   $     20,264
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                                       2.65%
Total expenses                                                                                              1.62% 5,6,7
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                                       75%

1. For the period from March 5, 2007 (commencement of operations) to May 31,
2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

      Period Ended May 31, 2007          1.62%

6. Reduction to custodian expenses less than 0.005%.

7. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      23 | OPPENHEIMER ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Absolute Return Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund currently offers Class A shares only. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. As of May 31, 2007, 100% of the Fund's total shares outstanding were owned by the Manager and its affiliates.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


                      24 | OPPENHEIMER ABSOLUTE RETURN FUND

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.


                      25 | OPPENHEIMER ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                             NET UNREALIZED
                                                               APPRECIATION
                                                           BASED ON COST OF
                                                             SECURITIES AND
     UNDISTRIBUTED    UNDISTRIBUTED        ACCUMULATED    OTHER INVESTMENTS
     NET INVESTMENT       LONG-TERM               LOSS   FOR FEDERAL INCOME
     INCOME                    GAIN   CARRYFORWARD 1,2         TAX PURPOSES
     ----------------------------------------------------------------------
     $--                        $--           $252,460             $592,221

1. As of May 31, 2007, the Fund had $252,460 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2016.

2. During the fiscal year ended May 31, 2007, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for May 31, 2007. Net assets of the Fund were unaffected by the reclassifications.

                                   REDUCTION TO      REDUCTION TO
                                    ACCUMULATED   ACCUMULATED NET
               REDUCTION TO      NET INVESTMENT     REALIZED LOSS
               PAID-IN CAPITAL           INCOME    ON INVESTMENTS
               --------------------------------------------------
               $27,027                 $167,007          $194,034

No distributions were paid during the period ended May 31, 2007.


                      26 | OPPENHEIMER ABSOLUTE RETURN FUND

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

          Federal tax cost of securities                  $ 19,680,590
          Federal tax cost of other investments             (8,759,033)
                                                          ------------
          Total federal tax cost                          $ 10,921,557
                                                          ============

          Gross unrealized appreciation                   $    967,347
          Gross unrealized depreciation                       (375,126)
                                                          ------------
          Net unrealized appreciation                     $    592,221
                                                          ============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed


                      27 | OPPENHEIMER ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                   PERIOD ENDED MAY 31, 2007 1,2
                                                           SHARES         AMOUNT
--------------------------------------------------------------------------------
CLASS A
Sold                                                      666,667   $ 20,000,000
Redeemed                                                       --             --
                                                        ------------------------
Net increase                                              666,667   $ 20,000,000
                                                        ========================

1. For the period from March 5, 2007 (commencement of operations) to May 31,
2007.

2. The Fund sold 3,333 Class A shares at a value of $100,000 to the Manager upon seeding of the Fund on August 21, 2006.


                      28 | OPPENHEIMER ABSOLUTE RETURN FUND

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the period ended May 31, 2007, were as follows:

                                                       PURCHASES          SALES
--------------------------------------------------------------------------------
Investment securities                              $  20,678,908    $  9,779,904
U.S. government and government agency obligations      2,525,714       1,132,952

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 1.00% of the average daily net assets.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee.

--------------------------------------------------------------------------------
OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all offering and organizational costs associated with the registration and seeding of the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1)FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Class A shares of the Fund.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Fund. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the period ended May 31, 2007, the Manager waived $201 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.


                      29 | OPPENHEIMER ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS Continued

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of May 31, 2007, the Fund had outstanding foreign currency contracts as follows:

                                                   CONTRACT          VALUATION
                                    EXPIRATION       AMOUNT              AS OF      UNREALIZED     UNREALIZED
                                         DATES       (000S)       MAY 31, 2007    APPRECIATION   DEPRECIATION
-------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Brazilian Real (BRR)                    7/3/07          950BRR    $    492,497   $       8,494   $         --
Hungarian Forint (HUF)                 6/29/07       85,000HUF         456,058              --            489
Indian Rupee (INR)                     6/29/07       200,000INR        491,965              --          1,375
New Turkish Lira (TRY)                 6/25/07          660TRY         496,389           2,839             --
South African Rand (ZAR)               6/29/07        3,400ZAR         475,935              --             15
                                                                                 ----------------------------
                                                                                        11,333          1,879
                                                                                 ----------------------------
CONTRACTS TO SELL
British Pound Sterling (GBP)           6/27/07          280GBP         554,315           1,686             --
Chinese Renminbi (Yuan)(CNY)           6/29/07        3,600CNY         472,188             129             --
Czech Koruna (CZK)                     6/29/07        9,500CZK         453,117              --            844
Euro (EUR)                              6/6/07          430EUR         578,716           4,123             --
Japanese Yen (JPY)              6/7/07-8/31/07      106,000JPY         876,245           8,133            130
Singapore Dollar (SGD)                  7/5/07          700SGD         458,962              --            397
Swiss Franc (CHF)                      6/29/07          560CHF         458,354              --            789
                                                                                 ----------------------------
                                                                                        14,071          2,160
                                                                                 ----------------------------
Total unrealized appreciation and depreciation                                   $      25,404   $      4,039
                                                                                 ============================

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.


                      30 | OPPENHEIMER ABSOLUTE RETURN FUND

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of May 31, 2007, the Fund had outstanding futures contracts as follows:

                                                                              UNREALIZED
                               EXPIRATION   NUMBER OF   VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                DATES   CONTRACTS      MAY 31, 2007   (DEPRECIATION)
-----------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
CAC40 10 Euro                     6/15/07           2        $  163,888       $    3,292
Dax Index                         6/15/07           1           265,410           32,813
FTSE 100 Index                    6/15/07           3           392,598            7,808
Nikkei 225 Index                   6/7/07           2           293,509            5,445
Standard & Poor's 500 E-Mini      6/15/07          19         1,456,255           64,752
                                                                              -----------
                                                                                 114,110
                                                                              -----------
CONTRACTS TO SELL
Euro-Bundesobligation, 10 yr.      6/7/07           6           904,614           22,057
Standard & Poor's 500 E-Mini      6/15/07          71         5,441,795         (404,987)
U.S. Treasury Nts., 10 yr.        9/19/07           7           744,625                1
U.S. Treasury Nts., 30 yr.        9/19/07          25         2,728,125           (1,412)
                                                                              -----------
                                                                                (384,341)
                                                                              -----------
                                                                              $ (270,231)
                                                                              ===========


                      31 | OPPENHEIMER ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of May 31, 2007, the Fund had entered into the following total return swap agreements:

SWAP               NOTIONAL                  PAID BY                  RECEIVED BY   TERMINATION
COUNTERPARTY         AMOUNT                 THE FUND                     THE FUND         DATES      VALUE
-----------------------------------------------------------------------------------------------------------
Goldman Sachs
International:
                                                              One-Month BBA LIBOR
                                                        USD minus 15 basis points
                              If positive, the Total         and if negative, the
                                Return of the CAC 40    absolute value of the CAC
                 $  674,869      Market Index (FRF).       40 Market Index (FRF).       4/14/08   $ (4,780)
                                                              One-Month BBA LIBOR
                                                        USD minus 14 basis points
                              If positive, the Total         and if negative, the
                                       Return of DAX    absolute value of the DAX
                    659,332            Market Index.                Market Index.       4/14/08    (31,571)
                                                              One-Month BBA LIBOR
                                                        USD minus 25 basis points
                              If positive, the Total         and if negative, the
                                  Return of the FTSE   absolute value of the FTSE
                  1,065,649        100 Market Index.            100 Market Index.       4/14/08     (8,010)
                                                              One-Month BBA LIBOR
                                                        USD minus 15 basis points
                              If positive, the Total         and if negative, the
                                Return of the Nikkei        absolute value of the
                  1,168,500               225 Index.            Nikkei 225 Index.       4/10/08      4,273


                      32 | OPPENHEIMER ABSOLUTE RETURN FUND

SWAP                        NOTIONAL                   PAID BY                     RECEIVED BY   TERMINATION
COUNTERPARTY                  AMOUNT                  THE FUND                        THE FUND         DATES         VALUE
---------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International: Continued
                                                                           One-Month BBA LIBOR
                                                                     USD minus 60 basis points
                                        If positive, the Total            and if negative, the
                                             Return of the S&P       absolute value of the S&P
                           $ 771,448            ASX 200 Index.                  ASX 200 Index.        6/9/08   $    (7,031)

                                                                           One-Month BBA LIBOR
                                        If positive, the Total       USD minus 50 basis points
                                             Return of the S&P   and if negative, the absolute
                                              Canada (60 Index         value of the S&P Canada
                             774,540            Market) Index.        (60 Index Market) Index.        6/5/08       (58,457)
---------------------------------------------------------------------------------------------------------------------------

                                                                           One-Month BBA LIBOR
                                                                     USD minus 45 basis points
                                        If positive, the Total            and if negative, the
Morgan Stanley &                            Return of the MSCI      absolute value of the MSCI
Co. International Ltd.     1,001,126               EAFE Index.                     EAFE Index.       3/10/08        (5,129)
                                                                                                               ------------
                                                                                                               $  (110,705)
                                                                                                               ============

Index abbreviations are as follows:

BBA LIBOR               British Bankers' Association London-Interbank Offered
                        Rate.

CAC 40 Market Index     French Options Market. The index contains 40 stocks
                        selected amoung the top 100 market capitalization and the most active stocks listed on Euronext Paris and is the underlying asset for options and futures contracts.

DAX Market Index        Frankfurt Stock Exchange comprised of the 30 largest
                        and most liquid issues traded on the exchange.

FTSE 100 Market Index   United Kingdom 100 most highly capitalized blue chip
                        companies.

MSCI EAFE Index         Morgan Stanley Capital International Europe, Australia
                        and Far East. A stock market index of foreign stocks from the perspective of a North American investor.

Nikkei 225 Index        225 top-rated Japanese companies listed on the Tokyo
                        Stock Exchange.

S&P ASX 200 Index       S&P Australian Securities Exchange. The investable
                        benchmark for the Australian equity market. The S&P/ASX
                        200 is comprised of the S&P/ASX 100 plus an additional
                        100 stocks.

--------------------------------------------------------------------------------
8. ILLIQUID SECURITIES

As of May 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


                      33 | OPPENHEIMER ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of May 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of May 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                      34 | OPPENHEIMER ABSOLUTE RETURN FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER ABSOLUTE RETURN FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Absolute Return Fund, including the statement of investments, as of May 31, 2007, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period March 5, 2007 (commencement of operations) to May 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Absolute Return Fund as of May 31, 2007, the results of its operations, the changes in its net assets and the financial highlights for the period March 5, 2007 (commencement of operations) to May 31, 2007, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
July 16, 2007


                      35 | OPPENHEIMER ABSOLUTE RETURN FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2008, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2007. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      None of the dividends paid by the Fund during the fiscal year ended May 31, 2007 are eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended May 31, 2007 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $34,089 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2008, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                      36 | OPPENHEIMER ABSOLUTE RETURN FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                      37 | OPPENHEIMER ABSOLUTE RETURN FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Fund's investment advisory agreement (the "Agreement"). For purposes of considering the initial approval of the Agreement, the Manager provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services to be provided, (ii) the fees and expenses of the Fund, including comparative expense information, (iii) the profitability of the Manager and its affiliates, including an analysis of the anticipated cost of providing services by the Manager and its affiliates, (iv) the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (v) other benefits that the Manager may receive from its relationship with the Fund.

      NATURE AND EXTENT OF SERVICES. In considering the initial approval of the Agreement, the Board considered information about the nature and extent of the services to be provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services


                      38 | OPPENHEIMER ABSOLUTE RETURN FUND
provided, the Board considered the experience of Caleb Wong, the portfolio manager for the Fund. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the boards of other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of service agreements of other funds managed by the Manager. In light of the foregoing, the Board concluded that the Fund will benefit from the services to be provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees to be paid to the Manager and its affiliates and the other expenses that will be borne by the Fund. The Board also evaluated the comparability of the fees to be charged and the services to be provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and anticipated expenses of the Fund and the fees and expenses of other global flexible portfolio and long/short equity funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual management fees are higher than the median of the global flexible portfolio funds' group, however lower than the median of the long/short equity funds' group.

      ECONOMIES OF SCALE. The Board considered the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the extent to which those economies of scale would benefit the Fund's shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's estimated costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's potential profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to provide significant services to the Fund and its shareholders. In addition to considering the profits that may be realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager may receive as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided and research that may be provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).


                      39 | OPPENHEIMER ABSOLUTE RETURN FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services to be provided to the Fund by the Manager would be a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation to be received by the Manager and its affiliates are reasonable in relation to the services to be provided. Accordingly, the Board approved the Agreement for an initial period of two years. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                      40 | OPPENHEIMER ABSOLUTE RETURN FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD; NUMBER OF
FUND, LENGTH OF SERVICE, AGE      PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
BRIAN F. WRUBLE,                  General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995); Director of Special
Chairman of the Board of          Value Opportunities Fund, LLC (registered investment company) (since September 2004); Investment
Trustees (since 2007) and         Advisory Board Member of Zurich Financial Services (insurance) (since October 2004); Board of
Trustee (since 2006)              Governing Trustees of The Jackson Laboratory (non-profit) (since August 1990); Trustee of the
Age: 64                           Institute for Advanced Study (non-profit educational institute) (since May 1992); Special Limited
                                  Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September
                                  2004) and Managing Principal (1997-December 1998); Trustee of Research Foundation of AIMR
                                  (2000-2002) (investment research, non-profit); Governor, Jerome Levy Economics Institute of Bard
                                  College (August 1990-September 2001) (economics research); Director of Ray & Berendtson, Inc. (May
                                  2000-April 2002) (executive search firm). Oversees 62 portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,                  Trustee of the Committee for Economic Development (policy research foundation) (since 2005);
Trustee (since 2006)              Director of ICI Education Foundation (education foundation) (since October 1991); President of the
Age: 66                           Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI Mutual
                                  Insurance Company (insurance company) (October 1991-June 2004). Oversees 52 portfolios in the
                                  OppenheimerFunds complex.

ROBERT G. GALLI,                  A director or trustee of other Oppenheimer funds. Oversees 62 portfolios in the OppenheimerFunds
Trustee (since                    complex.
2006) Age: 73

PHILLIP A. GRIFFITHS,             Distinguished Presidential Fellow for International Affairs (since 2002) and Member (since 1979)
Trustee (since 2006)              of the National Academy of Sciences; Council on Foreign Relations (since 2002); Director of GSI
Age: 68                           Lumonics Inc. (precision medical equipment supplier) (since 2001); Senior Advisor of The Andrew W.
                                  Mellon Foundation (since 2001); Chair of Science Initiative Group (since 1999); Member of the
                                  American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983); Foreign
                                  Associate of Third World Academy of Sciences; Director of the Institute for Advanced Study
                                  (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke
                                  University (1983-1991). Oversees 52 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                   Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and Senior Vice
Trustee (since 2006)              President and General Auditor of American Express Company (financial services company) (July
Age: 64                           1998-February 2003). Oversees 52 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                   Director of Columbia Equity Financial Corp. (privately-held financial adviser) (since 2002);
Trustee (since 2006)              Managing Director of Carmona Motley, Inc. (privately-held financial adviser) (since January 2002);
Age: 55                           Managing Director of Carmona Motley Hoffman Inc. (privately-held financial adviser) (January
                                  1998-December 2001); Member of the Finance and Budget Committee of the Council on Foreign
                                  Relations, the Investment Committee of the Episcopal Church of America, the Investment Committee
                                  and Board of Human Rights Watch and the Investment Committee of Historic Hudson Valley. Oversees
                                  52 portfolios in the OppenheimerFunds complex.


                      41 | OPPENHEIMER ABSOLUTE RETURN FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

KENNETH A. RANDALL, 1             Director of Dominion Resources, Inc. (electric utility holding company) (February 1972-October
Trustee (since 2006)              2005); Former Director of Prime Retail, Inc. (real estate investment trust), Dominion Energy Inc.
Age: 80                           (electric power and oil & gas producer), Lumberman's Mutual Casualty Company, American Motorists
                                  Insurance Company and American Manufacturers Mutual Insurance Company; Former President and Chief
                                  Executive Officer of The Conference Board, Inc. (international economic and business research).
                                  Oversees 52 portfolios in the OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,         Chairman of The Directorship Search Group, Inc. (corporate governance consulting and executive
Trustee (since 2006)              recruiting) (since 1993); Life Trustee of International House (non-profit educational
Age: 75                           organization); Founder, Chairman and Chief Executive Officer of Russell Reynolds Associates, Inc.
                                  (1969-1993); Banker at J.P. Morgan & Co. (1958-1966); 1st Lt. Strategic Air Command, U.S. Air
                                  Force (1954-1958). Oversees 52 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                 Director of the following medical device companies: Medintec (since 1992) and Cathco (since 1996);
Trustee (since 2006)              Director of Lakes Environmental Association (since 1996); Member of the Investment Committee of
Age: 66                           the Associated Jewish Charities of Baltimore (since 1994); Director of Fortis/Hartford mutual funds (1994-December 2001). Oversees 52 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                    President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since
Trustee (since 2006)              1994); Vice President, Secretary and Treasurer of Wold Trona Company, Inc. (soda ash processing
Age: 59                           and production) (since 1996); Vice President of Wold Talc Company, Inc. (talc mining) (since
                                  1999); Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and
                                  Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and Director
                                  of PacifiCorp. (electric utility) (1995-1999). Oversees 52 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK,
AND OFFICER                       NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE TERM, OR UNTIL HIS
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS
                                  POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director of the Manager (since June 2001); President of the
President and Principal           Manager (September 2000-March 2007); President and a director or trustee of other Oppenheimer
Executive Officer and             funds; President and Director of Oppenheimer Acquisition Corp. ("OAC") (the Manager's parent
Trustee (since 2006)              holding company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of
Age: 58                           the Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the
                                  Manager) (since November 2001); Chairman and Director of Shareholder Services, Inc. and of
                                  Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July
                                  2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management
                                  Corporation, Trinity Investment Management Corporation and Tremont Capital Management, Inc.
                                  (since November 2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc.
                                  (since July 2001); President (since November 1, 2001) and Director (since July 2001) of
                                  Oppenheimer Real Asset Management, Inc.

1. As of 6/30/07, Kenneth Randall has retired.


                      42 | OPPENHEIMER ABSOLUTE RETURN FUND

JOHN V. MURPHY,                   Executive Vice President of Massachusetts Mutual Life Insurance Company (OAC's parent company)
Continued                         (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson
                                  Capital Management LLC) (since June 1995); Member of the Investment Company Institute's Board of
                                  Governors (since October 3, 2003); Chief Operating Officer of the Manager (September 2000-June
                                  2001); President and Trustee of MML Series Investment Fund and MassMutual Select Funds (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance Company
                                  (September 1999-August 2000); President, Chief Executive Officer and Director of MML Bay State
                                  Life Insurance Company (September 1999-August 2000); Director of Emerald Isle Bancorp and Hibernia
                                  Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998). Oversees 102
                                  portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                    THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. WONG, ZACK, GILLESPIE
OF THE FUND                       AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK 10281-1008,
                                  FOR MESSRS. VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND MS. IVES, 6803 S. TUCSON WAY, CENTENNIAL,
                                  COLORADO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER RESIGNATION,
                                  RETIREMENT, DEATH OR REMOVAL.

CALEB WONG,                       Vice President of the Manager (since June 1999); worked in fixed-income quantitative research
Vice President and Portfolio      and risk management for the Manager (since July 1996); an officer of 3 portfolios in the
Manager (since 2006)              OppenheimerFunds complex. Formerly Assistant Vice President of the Manager (January 1997-June
Age: 41                           1999); before joining the Manager in July 1996. Mr. Wong was enrolled in the Ph.D. program for
                                  Economics at the University of Chicago.

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Vice
Vice President and Chief          President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and
Compliance Officer                Shareholder Services, Inc. (since June 1983). Former Vice President and Director of Internal Audit
(since 2006)                      of the Manager (1997-February 2004). An officer of 102 portfolios in the OppenheimerFunds complex.
Age: 56

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the following:
Treasurer and Principal           HarbourView Asset Management, Inc., Shareholder Financial Services, Inc., Shareholder Services,
Financial & Accounting            Inc., Oppenheimer Real Asset Management Corporation, and Oppenheimer Partnership Holdings, Inc.
Officer (since 2006)              (since March 1999), OFI Private Investments, Inc. (since March 2000), OppenheimerFunds
Age: 47                           International Ltd. (since May 2000), OppenheimerFunds plc (since May 2000), OFI Institutional
                                  Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant
                                  Treasurer of the following: OAC (since March 1999), Centennial Asset Management Corporation (March
                                  1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief
                                  Operating Officer of Bankers Trust Company-Mutual Fund Services Division (March 1995-March 1999).
                                  An officer of 102 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,                Vice President of the Manager (since February 2007); Assistant Vice President of the Manager
Assistant Treasurer               (August 2002-February 2007); Manager/Financial Product Accounting of the Manager (November
(since 2006)                      1998-July 2002). An officer of 102 portfolios in the OppenheimerFunds complex.
Age: 36



                      43 | OPPENHEIMER ABSOLUTE RETURN FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN C. SZILAGYI,                Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting and
Assistant Treasurer               Compliance of First Data Corporation (April 2003-July 2004); Manager of Compliance of Berger
(since 2006)                      Financial Group LLC (May 2001-March 2003); Director of Mutual Fund Operations at American Data
Age: 37                           Services, Inc. (September 2000-May 2001). An officer of 102 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since March 2002) of the
Secretary (since 2006)            Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel of
Age: 58                           Centennial Asset Management Corporation (since December 2001); Senior Vice President and General
                                  Counsel of Harbour View Asset Management Corporation (since December 2001); Secretary and General
                                  Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director
                                  (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                  President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General
                                  Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since
                                  December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments,
                                  Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy
                                  Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset
                                  Management, Inc. (since November 2001); Director of OppenheimerFunds (Asia) Limited (since
                                  December 2003); Senior Vice President (May 1985-December 2003), Acting General Counsel (November
                                  2001-February 2002) and Associate General Counsel (May 1981-October 2001) of the Manager;
                                  Assistant Secretary of the following: Shareholder Services, Inc. (May 1985-November 2001),
                                  Shareholder Financial Services, Inc. (November 1989-November 2001), and OppenheimerFunds
                                  International Ltd. (September 1997-November 2001). An officer of 102 portfolios in the
                                  OppenheimerFunds complex.

LISA I. BLOOMBERG,                Vice President and Associate Counsel of the Manager (since May 2004); First Vice President (April
Assistant Secretary               2001-April 2004), Associate General Counsel (December 2000-April 2004), Corporate Vice President
(since 2006)                      (May 1999-April 2001) and Assistant General Counsel (May 1999-December 2000) of UBS Financial
Age: 39                           Services Inc. (formerly, PaineWebber Incorporated). An officer of 102 portfolios in the
                                  OppenheimerFunds complex.

PHILLIP S. GILLESPIE,             Senior Vice President and Deputy General Counsel of the Manager (since September 2004); First Vice
Assistant Secretary               President (2001-September 2004); Director (2000-September 2004) and Vice President (1998-2000) of
(since 2006)                      Merrill Lynch Investment Management. An officer of 102 portfolios in the OppenheimerFunds complex.
Age: 43

KATHLEEN T. IVES,                 Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since October 2003)
Assistant Secretary               of the Manager; Vice President (since 1999) and Assistant Secretary (since October 2003) of the
(since 2006)                      Distributor; Assistant Secretary of Centennial Asset Management Corporation (since October 2003);
Age: 41                           Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant
                                  Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc. (since
                                  December 2001); Assistant Counsel of the Manager (August 1994-October 2003). An officer of 102 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.525.7048.


                      44 | OPPENHEIMER ABSOLUTE RETURN FUND



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $27,000 in fiscal 2007 and no such fees in fiscal 2006.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $55,000 for fiscal 2007 and no such fees in fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Internal control review.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.


(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $55,000 in fiscal 2007 and no such fees for fiscal 2006 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)   No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The

      Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Absolute Return Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 07/12/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 07/12/2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 07/12/2007